Related Parties - Additional Information (Detail) $ in Millions	Jan. 28, 2021 USD ($)
Executive Officers In Connection With Business Combination [Member] | Four Installments [Member]
Related Party Transaction [Line Items]
Bonuses payable to related parties	$ 3.0